401(k) Savings Plan	12 Months Ended
Dec. 31, 2012
401(k) Savings Plan

(8) 401(k) Savings Plan

The Company has a Retirement/Savings Plan (401(k) Plan) under Section 401(k) of the Internal Revenue Code which covers those employees that meet eligibility requirements. Eligible employees may contribute up to the Internal Revenue Code prescribed maximum amounts. During 2011, the Company elected to match a portion of the employee contributions up to a defined maximum. No cash matching contributions were made in 2011. In 2012, cash contributions were made in the amount of $67,000.